Note 41 - Segment Information - Schedule of Segment Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Revenue		$ 101,360,657	$ 74,674,030	$ 64,694,991
Segment gain (loss) before tax		(10,935,247)	(66,105,430)	17,011,604
Depreciation		753,406	574,121	522,963
Amortization		560,273	821,201	726,031
Interest income		(3,277,048)	(1,569,253)	(770,410)
Interest expense		543,808	732,508	818,065
Income tax expense		341,351	(1,310,814)	3,515,990
Segment assets		271,883,534	153,795,982	115,437,748
Segment liabilities		75,803,695	80,692,129	61,336,015
Operating segments [member]
Statement Line Items [Line Items]
Revenue		101,360,657	74,674,030	64,694,991
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue	[1]	(64,720,711)	(29,809,011)	(11,737,068)
Segment gain (loss) before tax	[1]	535,273	(24,913,904)	224,279
Depreciation	[1]	0		0
Amortization	[1]	0		0
Interest income	[1]	0		0
Interest expense	[1]	0		0
Income tax expense	[1]	0		0
Segment assets	[1]	(338,231,825)	(198,107,159)	(92,349,110)
Segment liabilities	[1]	(303,758,702)	(171,577,751)	(89,611,653)
Unallocated amounts [member]
Statement Line Items [Line Items]
Depreciation	[1]		1,426
Amortization	[1]		554
Interest income	[1]		(1,530)
Interest expense	[1]		1,993
Income tax expense	[1]		17,168
Security convergence [member]
Statement Line Items [Line Items]
Revenue		162,560,915	101,702,704	73,487,400
Segment gain (loss) before tax		(2,653,982)	(291,133)	28,283,481
Depreciation		539,026	508,757	476,605
Amortization		96,916	141,937	102,736
Interest income		(1,905,376)	(1,247,990)	(309,605)
Interest expense		471,150	564,278	529,750
Income tax expense		134,402	(715,170)	3,370,891
Security convergence [member] | Operating segments [member]
Statement Line Items [Line Items]
Revenue		97,840,204	71,895,619	61,789,671
Segment assets		223,322,074	148,312,072	85,338,926
Segment liabilities		192,337,550	114,950,253	50,490,134
Security convergence [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue		64,720,711	29,807,085	11,697,729
Video IoT [member]
Statement Line Items [Line Items]
Revenue		3,520,453	2,780,337	2,944,659
Segment gain (loss) before tax		1,037,265	10,114,799	(3,547,581)
Depreciation		213,919	63,401	26,637
Amortization		29,807	5,883	4,633
Interest income		(85,651)	(15,578)	(16,394)
Interest expense		58,672	52,688	34,553
Income tax expense		206,149	(613,612)	142,928
Video IoT [member] | Operating segments [member]
Statement Line Items [Line Items]
Revenue		3,520,453	2,778,411	2,905,320
Segment assets		186,826,764	106,857,376	9,137,251
Segment liabilities		178,982,574	106,566,450	16,486,654
Video IoT [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue		0	1,926	39,339
All other segments [member]
Statement Line Items [Line Items]
Revenue	[2]	0	0	0
Segment gain (loss) before tax	[2]	(9,853,803)	(51,015,192)	(7,948,575)
Depreciation	[2]	461	537	19,721
Amortization	[2]	433,550	672,827	618,662
Interest income	[2]	(1,286,021)	(304,155)	(444,411)
Interest expense	[2]	13,986	113,549	253,762
Income tax expense	[2]	800	800	2,171
All other segments [member] | Operating segments [member]
Statement Line Items [Line Items]
Revenue	[2]	0	0	0
Segment assets	[2]	199,966,521	96,733,693	113,310,681
Segment liabilities	[2]	8,242,273	30,753,177	83,970,880
All other segments [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue	[2]	$ 0	$ 0	$ 0

[1]	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.
[2]	Other segment is composed of holding companies and overseas subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.